Notes Payable - Schedule of Convertible Notes (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal	$ 500,325	$ 500,325	$ 145,325
Interest	100,861	52,949	$ 17,945
Total	601,186	553,274
2018 [Member]
Principal
Interest
Total
2019 [Member]
Principal
Interest
Total
2020 [Member]
Principal	398,825	398,825
Interest	70,277	36,030
Total	469,102	434,855
2021 [Member]
Principal	71,500	71,500
Interest	22,531	12,905
Total	94,031	84,405
2022 [Member]
Principal	30,000	30,000
Interest	8,053	4,014
Total	$ 38,053	$ 34,014